Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,199,911.75
Previously Paid Amount	2,000.22
Total Fee Amount	3,342.01
Total Offset Amount	0.00
Net Fee	$ 1,341.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A